Investment Objectives and Goals	Dec. 22, 2025
T. Rowe Price Summit Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income exempt from federal income taxes.
T. Rowe Price Summit Municipal Intermediate Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.